Property, plant and equipment - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Decreases	€ 322	€ (10)	€ (1)
Gross
Property, plant and equipment
Decreases	(1,066)	(446)	(131)
Increase (decrease) in property, plant and equipment including right-of-use assets	(300)	400	3,900
Depreciation and impairment
Property, plant and equipment
Decreases	1,388	435	130
Depreciation expense	2,200	2,900
Increase (decrease) in property, plant and equipment including right-of-use assets	1,800	(4,500)
Depreciation, right-of-use assets	2,200	2,900
Accumulated depreciation on the disposed technical facilities	(1,000)
Fibroscan machines
Property, plant and equipment
Impairment loss on right of use assets	600
Impairment loss recognised in profit or loss, right-of-use assets	600
Fibroscan machines | Gross
Property, plant and equipment
Additions other than through business combinations, property, plant and equipment including right-of-use assets	900	400	3,700
Fibroscan machines | Depreciation and impairment
Property, plant and equipment
Impairment loss on right of use assets		500
Impairment loss recognised in profit or loss, right-of-use assets		500
Property, plant and equipment used in research and development activities | Depreciation and impairment
Property, plant and equipment
Impairment loss on right of use assets		1,500
Impairment loss recognised in profit or loss, right-of-use assets		1,500
Technical facilities, equipment and tooling | Gross
Property, plant and equipment
Decreases	(1,054)	(155)	(87)
Disposals, property, plant and equipment including right-of-use assets	1,000
Technical facilities, equipment and tooling | Depreciation and impairment
Property, plant and equipment
Decreases	1,204	146	€ 86
Right of use | Gross
Property, plant and equipment
Decreases		0
Right of use | Depreciation and impairment
Property, plant and equipment
Decreases		€ 0
Depreciation expense	2,200
Depreciation, right-of-use assets	€ 2,200